STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4%
Aerospace & Defense - 1.0%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,709,987
The Boeing Company, Sr. Unscd. Notes	1.95	2/1/2024	6,700,000		6,769,482
				12,479,469
Airlines - 1.4%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,467,047		3,858,841
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,323,746
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	5,540,520		5,534,075
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	4,660,144		4,417,639
				18,134,301
Automobiles & Components - 1.2%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	2,850,000		3,195,472
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,500,000		2,562,113
Volkswagen Group of America Finance, Gtd. Notes	0.75	11/23/2022	4,000,000	[a]	4,007,515
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	6,000,000	[a]	6,197,939
				15,963,039
Banks - 7.6%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	6,000,000		6,393,146
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,000,000		10,099,175
Citigroup, Sub. Notes	4.45	9/29/2027	9,000,000		10,560,830
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,875,000		6,242,307
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	6,000,000	[a]	6,508,774
Deutsche Bank, Sr. Unscd. Notes	2.22	9/18/2024	4,750,000		4,850,093
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	5,000,000		6,229,309
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b]	5,474,726
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,115,000	[a,b,c]	3,554,234
Morgan Stanley, Sub. Notes	4.88	11/1/2022	10,000,000		10,814,079
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		6,750,054
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,b]	4,913,590
Societe Generale, Sub. Notes	4.75	11/24/2025	4,250,000	[a]	4,780,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Banks - 7.6% (continued)
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000	12,671,052
				99,841,750
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	5,935,000	7,764,353
Chemicals - 1.0%
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	1,990,000	2,320,088
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,750,000	6,628,163
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	3,770,000	[a] 4,081,996
				13,030,247
Commercial & Professional Services - 1.4%
Duke University, Unscd. Bonds, Ser. 2020	2.68	10/1/2044	4,750,000	5,054,334
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000	6,824,365
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000	6,716,899
				18,595,598
Commercial Mortgage Pass-Through Ctfs. - 1.4%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	3,890,567	3,975,838
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	4,835,000	5,063,450
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000	9,477,414
				18,516,702
Diversified Financials - 1.0%
Aircastle, Sr. Unscd. Notes	5.50	2/15/2022	5,250,000	5,415,976
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	4,500,000	4,778,910
USAA Capital, Sr. Unscd. Notes	1.50	5/1/2023	2,500,000	[a] 2,566,712
				12,761,598
Electronic Components - .5%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	5,975,000	6,606,399
Energy - 2.9%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,725,550
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000	5,051,587
Diamondback Energy, Gtd. Notes	5.38	5/31/2025	2,860,000	2,977,795
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	5,050,000	5,719,197
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000	5,275,478

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 2.9% (continued)
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	3,300,000	3,752,103
Shell International Finance, Gtd. Notes	3.50	11/13/2023	5,269,000	5,740,854
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	3,145,000	3,434,996
				37,677,560
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,475,000	3,977,060
Financials - .7%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a] 4,454,877
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	3,800,000	[a] 4,205,251
				8,660,128
Foreign Governmental - .4%
Province of Quebec Canada, Unscd. Bonds	0.60	7/23/2025	5,000,000	5,010,947
Health Care - 3.1%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	5,750,000	6,544,603
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	7,313,312
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,180,000	9,111,330
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	1.38	11/15/2025	4,000,000	4,084,307
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000	4,684,441
Trinity Health, Sr. Unscd. Bonds, Ser. 2019	3.43	12/1/2048	7,760,000	8,510,271
				40,248,264
Industrial - .3%
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	4,000,000	4,143,096
Information Technology - 1.9%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	5,406,229
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000	6,646,463
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	7,035,000	7,565,467
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	5,925,455
				25,543,614
Insurance - .6%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[b] 1,975,430
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	5,000,000	5,709,482
				7,684,912
Internet Software & Services - 1.8%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	6,000,000	6,269,188
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,796,016
eBay, Sr. Unscd. Notes	1.90	3/11/2025	5,190,000	5,424,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Internet Software & Services - 1.8% (continued)
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a]	6,258,725
				23,748,178
Media - 1.0%
Comcast, Gtd. Notes	3.60	3/1/2024	9,000,000	[c]	9,897,038
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	3,250,000		3,542,512
				13,439,550
Municipal Securities - 6.2%
California, GO	3.38	4/1/2025	3,270,000		3,652,361
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000		8,804,075
California University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	4,175,000		4,320,457
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000		3,072,956
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000		6,374,925
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	300,000		306,585
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		5,093,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000		5,411,731
New York City Water & Sewer System, Revenue Bonds	6.28	6/15/2042	5,135,000		5,145,732
New York City Water & Sewer System, Revenue Bonds, Ser. CC	6.28	6/15/2042	3,305,000		3,312,172
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000		4,832,223
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000		4,810,538
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000		2,222,825
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	5,570,000		5,813,019
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000		5,240,058
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,790,000		2,800,797

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Municipal Securities - 6.2% (continued)
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	5,530,000	6,666,691
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	3,250,000	3,233,620
				81,114,165
Real Estate - 2.3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,280,000	4,989,900
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,855,000	9,502,841
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,662,000	3,856,676
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000	4,916,849
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000	3,288,316
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	2,625,000	3,018,024
				29,572,606
Retailing - .8%
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	5,275,000	6,106,229
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	4,000,000	4,637,911
				10,744,140
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	5,850,000	6,448,706
KLA, Sr. Unscd. Notes	4.10	3/15/2029	5,000,000	6,012,062
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	5,300,000	6,360,523
NXP Funding, Gtd. Notes	2.70	5/1/2025	4,500,000	[a] 4,837,741
				23,659,032
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000	6,796,815
Telecommunication Services - 3.2%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	3,500,000	3,555,036
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000	8,392,927
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,750,000	6,614,250
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	6,675,000	[a] 6,885,663
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	15,268,000	[a] 16,185,082
				41,632,958
Transportation - 1.6%
Canadian Pacific Railway, Gtd. Notes	2.05	3/5/2030	2,850,000	2,982,318
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000	5,991,202
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	5,500,000	6,023,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Transportation - 1.6% (continued)
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,944,313
				20,941,256
U.S. Government Agencies Mortgage-Backed - 27.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			6,591,899	[d]	6,621,536
2.00%, 11/1/2040			8,732,660	[d]	9,100,057
2.50%, 5/1/2050-11/1/2050			31,868,810	[d]	33,363,504
3.00%, 7/1/2050			19,725,347	[d]	20,648,800
3.50%, 1/1/2040-9/1/2049			13,441,712	[d]	14,273,981
4.00%, 11/1/2049			5,968,378	[d]	6,370,713
5.00%, 8/1/2049			4,500,069	[d]	4,995,142
Federal National Mortgage Association:
2.00%, 11/1/2035-11/1/2050			16,956,993	[d]	17,653,220
2.50%, 2/1/2035-10/1/2050			36,989,322	[d]	38,773,667
3.00%, 12/1/2034-8/1/2050			46,662,546	[d]	48,978,266
3.50%, 5/1/2049-1/1/2050			21,535,798	[d]	22,754,503
4.00%, 11/1/2049-2/1/2050			15,371,911	[d]	16,421,271
4.50%, 3/1/2050			9,820,548	[d]	10,667,117
Government National Mortgage Association I:
4.00%, 7/15/2049			4,747,555		5,026,874
Government National Mortgage Association II:
2.50%, 6/20/2050			13,355,295		13,972,228
3.00%, 6/20/2050-8/20/2050			23,698,033		24,800,849
3.50%, 1/20/2048-5/20/2050			32,552,721		34,485,670
4.00%, 7/20/2050			17,068,544		18,203,721
4.50%, 2/20/2050			11,886,353		12,761,264
				359,872,383
U.S. Treasury Securities - 22.9%
U.S. Treasury Bonds	1.13	8/15/2040	13,500,000		12,941,016
U.S. Treasury Bonds	1.25	5/15/2050	16,310,000	[c]	15,021,765
U.S. Treasury Bonds	1.38	8/15/2050	5,000,000	[c]	4,751,953
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.25	2/15/2050	6,378,057	[e]	7,571,068
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	6,086,880	[e]	6,449,291
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	19,024,621	[e]	20,207,169
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,387,500	[e]	5,925,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Treasury Securities - 22.9% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	13,401,208	[e]	14,528,701
U.S. Treasury Notes	0.25	6/30/2025	14,805,000		14,750,060
U.S. Treasury Notes	0.25	8/31/2025	18,750,000		18,667,969
U.S. Treasury Notes	0.25	5/31/2025	5,500,000	[c]	5,482,812
U.S. Treasury Notes	0.50	10/31/2027	4,500,000		4,465,547
U.S. Treasury Notes	0.63	5/15/2030	11,480,000		11,279,100
U.S. Treasury Notes	0.63	8/15/2030	5,000,000	[c]	4,900,000
U.S. Treasury Notes	1.50	2/15/2030	19,555,000	[c]	20,786,354
U.S. Treasury Notes	1.63	8/15/2029	13,255,000	[c]	14,232,556
U.S. Treasury Notes	1.75	12/31/2026	13,050,000	[c]	14,026,201
U.S. Treasury Notes	1.75	11/15/2029	8,900,000	[c]	9,660,672
U.S. Treasury Notes	2.00	11/15/2026	4,540,000	[c]	4,942,570
U.S. Treasury Notes	2.13	7/31/2024	13,000,000		13,892,734
U.S. Treasury Notes	2.25	11/15/2027	6,685,000		7,438,629
U.S. Treasury Notes	2.38	5/15/2027	9,825,000		10,969,459
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		16,638,867
U.S. Treasury Notes	2.50	1/31/2024	11,360,000		12,185,153
U.S. Treasury Notes	2.63	12/31/2023	4,750,000		5,104,395
U.S. Treasury Notes	2.63	2/15/2029	3,000,000		3,455,625
U.S. Treasury Notes	2.63	1/31/2026	8,250,000		9,193,594
U.S. Treasury Notes	2.88	11/30/2025	5,750,000		6,462,910
U.S. Treasury Notes	3.13	11/15/2028	3,590,000		4,264,668
				300,196,423
Utilities - 1.5%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		3,096,529
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000		5,587,995
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	4,400,000		4,947,532
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000		6,326,557
				19,958,613
Total Bonds and Notes (cost $1,222,543,571)			1,288,315,156

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000		7,035,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,450,077)	0.10	10,450,077	[f] 10,450,077

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,816,982)	0.10	15,816,982	[f] 15,816,982
Total Investments (cost $1,255,310,630)		100.9%	1,321,617,815
Liabilities, Less Cash and Receivables		(0.9%)	(12,259,596)
Net Assets		100.0%	1,309,358,219

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $79,438,480 or 6.07% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $80,654,002 and the value of the collateral was $82,732,865, consisting of cash collateral of $15,816,982 and U.S. Government & Agency securities valued at $66,915,883.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Commercial Mortgage-Backed	-	18,516,702	-	18,516,702
Corporate Bonds	-	523,604,536	-	523,604,536
Equity Securities – Preferred Stocks	7,035,600	-	-	7,035,600
Foreign Governmental	-	5,010,947	-	5,010,947
Investment Companies	26,267,059	-	-	26,267,059
Municipal Securities	-	81,114,165	-	81,114,165
U.S. Government Agencies Mortgage-Backed	-	359,872,383	-	359,872,383
U.S. Treasury Securities	-	300,196,423	-	300,196,423

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $66,307,185, consisting of $71,463,035 gross unrealized appreciation and $5,155,850 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.